Earnings Per Share (Tables)	6 Months Ended
Sep. 30, 2024
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Summary of Earnings Per Share
The following table shows the income and share data used in the basic and diluted earnings per share calculations for the six months ended September 30, 2024 and 2023.

	For the six months ended September 30,
	2024	2023

	(In millions, except number of shares and per share data)

Basic:
Profit attributable to shareholders of the Company	¥250,215	¥651,127
Weighted average number of common stock in issue (in thousands of shares)	3,924,763	4,004,539

Basic earnings per share	¥63.75	¥162.60

Diluted:
Profit attributable to the common shareholders of the Company	¥250,215	¥651,127
Impact of dilutive potential ordinary shares issued by subsidiaries and associates	(2)	(2)

Net profit used to determine diluted earnings per share	¥250,213	¥651,125

Weighted average number of common stock in issue (in thousands of shares)	3,924,763	4,004,539
Adjustments for stock options (in thousands of shares)	987	1,190

Weighted average number of common stock for diluted earnings per share (in thousands of shares)	3,925,750	4,005,729

Diluted earnings per share	¥63.74	¥162.55